Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of key assumptions for awards issued	As a significant majority of the awards (approximately 79% of total awards as of December 31, 2019) were issued on December 22, 2017, the key assumptions utilized to calculate the grant-date fair values for awards issued on this grant date are listed below:

Key Assumptions for awards issued on
December 22, 2017
Expected Volatility	31.1%
Dividend yield	0.87%
Risk-free rate	2.01%

Schedule of performance-based share units
The following table reflects the activity of performance-based share units under CNH Industrial EIP for the year ended December 31, 2019:

	2019
	Performance Shares	Weighted Average Grant-Date Fair Value
Nonvested at beginning of year	5,308,740	$7.92
Granted	447,105	$5.19
Forfeited/Cancelled	(872,366)	$9.54
Vested	—	$—
Nonvested at end of year	4,883,479	$7.82

Schedule of activity of restricted share units
The following table reflects the activity of restricted share units under CNH Industrial EIP for the year ended December 31, 2019:

	2019
	Restricted Shares	Weighted Average Grant-Date Fair Value
Nonvested at beginning of year	3,364,447	$11.88
Granted	832,105	$9.95
Forfeited	(320,993)	$12.28
Vested	(2,032,892)	$11.19
Nonvested at end of year	1,842,667	$11.69

Schedule of additional share-based compensation
The table below provides additional share-based compensation information for the years ended December 31, 2019, 2018, and 2017:

	2019	2018	2017
	(in millions)
Total intrinsic value of options exercised and shares vested	$21	$27	$23
Fair value of shares vested	$23	$26	$17
Cash received from share award exercises	$—	$2	$28
Tax benefit of options exercised and shares vested	$—	$—	$—